DERIVATIVE FINANCIAL INSTRUMENTS - Notional Amount of Derivative Positions (Details) MMBoe in Thousands, MMBTU in Thousands, $ in Millions	Dec. 31, 2023 USD ($) T MMBoe MMBTU	Dec. 31, 2022 USD ($) T MMBoe MMBTU
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 19,460	$ 16,667
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	5,518	8,332
Cross currency swaps
Disclosure of detailed information about hedging instruments [line items]
Notional amount	696	726
Interest rate derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	13,246	7,592
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 0	$ 17
Commodity Swap Contract, Oil Based Fuel
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | MMBoe	15,140	14,020
Commodity Swap Contract, Natural Gas
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | MMBTU	49,390	65,380
Commodity Swap Contract, Lead
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	79,644,000,000	71,883,000,000
Commodity Swap Contract, Tin
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	2,300,000,000	2,540,000,000
Commodity Swap Contract, Polypropylene
Disclosure of detailed information about hedging instruments [line items]
Commodity instruments (in Cbm, Mcf, T) | T	25,451,000,000	28,078,000,000